Schedule of Issuable Contingent Shares (Details) - shares	Aug. 31, 2024	Jun. 30, 2024	Jun. 10, 2024
Subsequent Events [Abstract]
Launch of leisure travel booking platform		1,450,000
Launch of group travel booking platform		1,450,000
Launch of FlexPay technology		1,493,993
Total contingent shares issuable on June 10, 2024	4,393,993	4,393,993	4,393,993
Launch of travel agent platform	1,450,000	1,450,000
Total contingent shares potentially issuable in future periods		1,450,000
Total contingent shares		5,843,993	5,843,993